INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 118	$ 3	$ 195	$ 7	$ 0	$ 7
Costs of revenues	4	1	25	2	0	1
Gross profit	114	2	170	5	0	6
Operating expenses
Sales and marketing	269	19	465	37	38	66
General and administrative	290	44	570	99	23	230
Total operating expenses	559	63	1,035	136	61	296
Operating loss	(445)	(61)	(865)	(131)	(61)	(290)
Financial expenses income, net	1	(8)	16	(16)	(7)	(39)
Net Loss and Total Comprehensive Loss	$ (444)	$ (69)	$ (849)	$ (147)	$ (68)	$ (329)
Loss per share:
Net loss per common stock, Basic	$ (0.01)	$ (0)	$ (0.02)	$ (0)	$ (0.0011)	$ (0.0041)
Net loss per common stock, Diluted	$ (0.01)	$ (0)	$ (0.02)	$ (0)	$ (0.0011)	$ (0.0041)
Weighted average number of shares of Common Stock used in calculation of net loss per common stock: Basic	52,299,318	26,109,483	38,567,577	26,109,483	20,315,323	26,139,289
Weighted average number of shares of Common Stock used in calculation of net loss per common stock: Diluted	52,299,318	26,109,483	38,567,577	26,109,483	20,315,323	26,139,289